Significant accounting policies, estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies, estimates and judgements
Schedule of foreign exchange rates used to translate the financial statements into Parent's functional currency

The main foreign exchange rates used to translate the financial statements into the parent’s functional currency are indicated below:

	Annual	Exchange	Annual	Exchange	Annual	Exchange
	average	rate at	average	rate at	average	rate at
	exchange rate	December 31,	exchange rate	December 31,	exchange rate	December 31,
(currency amount for 1 €)	2020	2020	2019	2019	2018	2018
U.S. Dollar	1.14	1.23	1.12	1.12	1.18	1.15
Pound Sterling	0.89	0.90	0.88	0.85	0.88	0.89
Australian Dollar	1.66	1.59	1.61	1.60	1.58	1.62